Note 2 - Securities (Details Textual)	9 Months Ended		12 Months Ended
	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Debt Securities, Available-for-Sale, Continuous Unrealized Loss Position, Less than 12 Months, Accumulated Loss	$ 36,000		$ 94,000	$ 4,359,000
Debt Securities, Available-for-Sale, Continuous Unrealized Loss Position, Less than 12 Months, Number of Positions	8		24	181
Debt Securities, Available-for-Sale, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss	$ 4,346,000		$ 4,943,000	$ 4,747,000
Debt Securities, Available-for-Sale, Continuous Unrealized Loss Position, 12 Months or Longer, Number of Positions	196		194	99
Debt Securities, Available-for-Sale, Allowance for Credit Loss	$ 0		$ 0
Debt Securities, Available-for-Sale, Excluding Accrued Interest, Amortized Cost, Sold			5,500,000
Debt Securities, Available-for-Sale, Realized Gain (Loss)			(399,000)	$ 0
Proceeds from Sale of Debt Securities, Available-for-Sale	0	$ 0	5,091,000	0
Equity Securities, FV-NI	$ 210,000		322,000	400,000
Asset Pledged as Collateral [Member]
Debt Securities, Available-for-Sale, Amortized Cost, Excluding Accrued Interest, after Allowance for Credit Loss			$ 85,485,000	$ 68,002,000